COLT 2021-2 ABS-15G

Exhibit 99.14

Client Name:	XXXXXX
Client Project Name:	COLT 2021-2
Start - End Dates:	2/2/2021 - 6/16/2021
Deal Loan Count:	140

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Total				1

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